Leases - Summary of Movements in Lease Liabilities (Detail) - USD ($) $ in Millions		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the beginning of the financial year	[1],[2]	$ 2,953
At the end of the financial year	[1],[2]	3,496	$ 2,953
Comprising:
Current lease liabilities		934	641
Non-current lease liabilities		2,562	2,312
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the beginning of the financial year		2,953	3,116
Additions		1,111	870
Remeasurements of index-linked freight contracts		340	(297)
Lease payments		(1,172)	(881)
Foreign exchange movement		71	(13)
Amortisation of discounting		194	169
Transfers and other movements		(1)	(11)
At the end of the financial year		3,496	2,953
Comprising:
Current lease liabilities		934	641
Non-current lease liabilities		$ 2,562	$ 2,312

[1]	Lease liabilities are measured in accordance with IFRS 16/AASB 16 ‘Leases’.
[2]	Lease liabilities due for payment in more than five years includes US$734 million (2025: US$820 million) due for payment in more than ten years.